Inventories	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventories

7. Inventories

	December 31,
	2022	2021
Raw materials	$88,021	$111,713
Work in progress	45,976	142,935
Finished goods	46,722	120,863
Total inventories	$180,719	$375,511

For the year ended December 31, 2022, the Company charged $97,514 of excessive fixed production overhead to cost of sales (2021 - $8,582, 2020 - $1,697)

For the year ended December 31, 2022, cost of sales includes $140,004 of inventory provision for products that are likely to expire before being sold and unsoldable (2021 - $70,133, 2020 - $5,816).